GENERAL (Schedule Of Fair Value Of Assets Acquired And Liabilities Assumed) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 13, 2012 Ultrashape Ltd. [Member]		Mar. 14, 2012 TransPharma Medical Ltd. [Member]
Business Acquisition [Line Items]
Cash		$ 837		$ 837
Current assets		1,491		1,241
Non-current assets		769
Property and equipment				710		59
Intangible assets		9,867
Developed technology				5,617	[1]
Customer relationship				1,843	[2]
Technology						2,407
Total indentifiable assets acquired				10,248
Current liabilities				(3,767)
Accrued severance pay				(26)
Total liabilities assumed		(3,793)		(3,793)
Total Identifiable assets acquired and liabilities assumed:		15,901		6,455
Goodwill	20,976	25,219	18,867	5,545		1,185
Net assets acquired				$ 12,000		$ 3,651

[1]	The developed technology will be amortized using the straight-line method over its useful life which is estimated at six years.
[2]	The Customer relationship will be amortized using a method that will reflect the consummation of such asset which is estimated at eight years.